UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5628

Name of Registrant:	Vanguard Malvern Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

Item 1:	Schedule of Investments

Vanguard Asset Allocation Fund

Schedule of Investments

As of December 31, 2008

		Shares	Market Value ($000)
Common Stocks (78.3%)
Consumer Discretionary (6.6%)
	McDonald's Corp.	947,875	58,948
	Comcast Corp. Class A	2,449,191	41,342
	The Walt Disney Co.	1,574,754	35,731
	Home Depot, Inc.	1,429,361	32,904
	Time Warner, Inc.	3,023,709	30,419
	Lowe's Cos., Inc.	1,227,191	26,409
	Target Corp.	630,866	21,784
	News Corp., Class A	1,913,260	17,392
	NIKE, Inc. Class B	328,491	16,753
*	Amazon.com, Inc.	270,407	13,866
	Yum! Brands, Inc.	389,711	12,276
*	DIRECTV Group, Inc.	483,443	11,076
	Staples, Inc.	595,341	10,668
*	Viacom Inc. Class B	521,993	9,949
*	Kohl's Corp.	257,039	9,305
	Carnival Corp.	365,853	8,898
	Johnson Controls, Inc.	489,630	8,892
	Best Buy Co., Inc.	284,152	7,988
	Omnicom Group Inc.	267,608	7,204
	TJX Cos., Inc.	349,616	7,192
*	Apollo Group, Inc. Class A	88,213	6,759
	H & R Block, Inc.	283,273	6,436
	The McGraw-Hill Cos., Inc.	272,952	6,330
*	Coach, Inc.	286,495	5,950
*	Starbucks Corp.	611,242	5,782
*	Bed Bath & Beyond, Inc.	215,261	5,472
	Genuine Parts Co.	139,298	5,274
	The Gap, Inc.	388,857	5,207
	Fortune Brands, Inc.	126,110	5,206
	Mattel, Inc.	310,754	4,972
	Sherwin-Williams Co.	82,394	4,923
*	AutoZone Inc.	34,968	4,877
	Marriott International, Inc. Class A	248,271	4,829
	CBS Corp.	570,978	4,676
*,^	Ford Motor Co.	1,996,564	4,572
	VF Corp.	73,394	4,020
	Macy's Inc.	353,401	3,658
	J.C. Penney Co., Inc. (Holding Co.)	181,879	3,583
	Harley-Davidson, Inc.	196,932	3,342
	Darden Restaurants Inc.	115,798	3,263
	Family Dollar Stores, Inc.	120,074	3,130
	International Game Technology	261,669	3,111
	Hasbro, Inc.	106,353	3,102
*	GameStop Corp. Class A	132,053	2,860
	Starwood Hotels & Resorts Worldwide, Inc.	159,226	2,850
	Tiffany & Co.	109,992	2,599

	Whirlpool Corp.	61,839	2,557
	Limited Brands, Inc.	241,361	2,423
	Black & Decker Corp.	55,007	2,300
*,^	Wynn Resorts Ltd.	54,001	2,282
	Leggett & Platt, Inc.	147,892	2,246
	Polo Ralph Lauren Corp.	48,927	2,222
	Newell Rubbermaid, Inc.	224,936	2,200
	The Stanley Works	63,929	2,180
	Snap-On Inc.	48,919	1,926
	Washington Post Co. Class B	4,841	1,889
*,^	Sears Holdings Corp.	47,643	1,852
	Pulte Homes, Inc.	168,599	1,843
	Nordstrom, Inc.	134,978	1,797
	Abercrombie & Fitch Co.	71,645	1,653
	Scripps Networks Interactive	73,153	1,609
*	Interpublic Group of Cos., Inc.	401,548	1,590
	D. R. Horton, Inc.	223,127	1,577
	Gannett Co., Inc.	189,394	1,515
	Eastman Kodak Co.	229,134	1,508
^	General Motors Corp.	467,668	1,497
*	Expedia, Inc.	168,209	1,386
	RadioShack Corp.	105,451	1,259
*	The Goodyear Tire & Rubber Co.	189,064	1,129
	Wyndham Worldwide Corp.	156,688	1,026
	Centex Corp.	94,501	1,005
*	Big Lots Inc.	68,078	986
	Lennar Corp. Class A	112,781	978
*,^	AutoNation, Inc.	93,882	928
	KB Home	64,264	875
	Harman International Industries, Inc.	51,619	864
^	New York Times Co. Class A	114,298	838
*	Office Depot, Inc.	229,753	685
	Meredith Corp.	34,621	593
	Jones Apparel Group, Inc.	88,699	520

			557,517
Consumer Staples (10.1%)
	The Procter & Gamble Co.	2,518,753	155,709
	Wal-Mart Stores, Inc.	1,886,757	105,772
	The Coca-Cola Co.	1,679,083	76,012
	Philip Morris International Inc.	1,735,890	75,529
	PepsiCo, Inc.	1,318,262	72,201
	CVS Caremark Corp.	1,211,897	34,830
	Kraft Foods Inc.	1,281,893	34,419
	Colgate-Palmolive Co.	427,731	29,317
	Altria Group, Inc.	1,741,322	26,224
	Walgreen Co.	828,812	20,447
	Costco Wholesale Corp.	364,030	19,112
	Kimberly-Clark Corp.	348,244	18,366
	General Mills, Inc.	281,496	17,101
	Archer-Daniels-Midland Co.	548,364	15,809
	The Kroger Co.	556,972	14,710
	Sysco Corp.	499,659	11,462

	H.J. Heinz Co.	262,342	9,864
	Kellogg Co.	214,334	9,399
	Avon Products, Inc.	359,184	8,631
	Safeway, Inc.	359,547	8,546
	UST, Inc.	121,970	8,462
	Lorillard, Inc.	144,749	8,157
	ConAgra Foods, Inc.	394,926	6,516
	The Clorox Co.	114,909	6,384
	Molson Coors Brewing Co. Class B	124,466	6,089
	Sara Lee Corp.	604,678	5,920
	Reynolds American Inc.	145,883	5,880
	Campbell Soup Co.	177,662	5,332
	The Hershey Co.	141,861	4,928
	Brown-Forman Corp. Class B	84,612	4,357
	J.M. Smucker Co.	98,498	4,271
*	Dr. Pepper Snapple Group, Inc.	212,397	3,451
	McCormick & Co., Inc.	105,808	3,371
	Coca-Cola Enterprises, Inc.	260,814	3,138
	The Estee Lauder Cos. Inc. Class A	98,295	3,043
*	Constellation Brands, Inc. Class A	166,530	2,626
	The Pepsi Bottling Group, Inc.	113,571	2,556
	SuperValu Inc.	166,683	2,434
*	Dean Foods Co.	126,847	2,279
	Tyson Foods, Inc.	244,724	2,144
	Whole Foods Market, Inc.	113,671	1,073

			855,871
Energy (10.4%)
	ExxonMobil Corp.	4,307,950	343,904
	Chevron Corp.	1,722,714	127,429
	ConocoPhillips Co.	1,272,476	65,914
	Schlumberger Ltd.	1,011,328	42,810
	Occidental Petroleum Corp.	684,669	41,073
	Devon Energy Corp.	369,563	24,284
	Apache Corp.	280,238	20,886
	XTO Energy, Inc.	485,462	17,122
	Marathon Oil Corp.	588,883	16,112
	Anadarko Petroleum Corp.	391,307	15,085
	EOG Resources, Inc.	211,272	14,067
	Halliburton Co.	751,291	13,658
	Hess Corp.	237,167	12,722
	Valero Energy Corp.	437,343	9,464
*	National Oilwell Varco Inc.	346,149	8,460
	Baker Hughes Inc.	257,556	8,260
*	Southwestern Energy Co.	285,092	8,259
	Spectra Energy Corp.	519,987	8,185
	Chesapeake Energy Corp.	452,701	7,320
	Williams Cos., Inc.	486,993	7,052
	Noble Energy, Inc.	143,119	7,044
	Murphy Oil Corp.	158,613	7,035
*	Weatherford International Ltd.	567,180	6,137
	Peabody Energy Corp.	226,563	5,154
	Noble Corp.	221,822	4,893

	El Paso Corp.	586,337	4,591
	Range Resources Corp.	127,334	4,379
	CONSOL Energy, Inc.	152,778	4,366
	Sunoco, Inc.	97,600	4,242
	Smith International, Inc.	180,169	4,124
*	Cameron International Corp.	181,584	3,722
	ENSCO International, Inc.	120,738	3,428
	BJ Services Co.	245,339	2,863
*	Nabors Industries, Inc.	238,044	2,849
	Cabot Oil & Gas Corp.	81,499	2,119
	Pioneer Natural Resources Co.	100,204	1,621
	Rowan Cos., Inc.	94,011	1,495
	Tesoro Corp.	112,602	1,483
	Massey Energy Co.	67,130	926

			884,537
Financials (10.3%)
	JPMorgan Chase & Co.	3,150,414	99,333
	Wells Fargo & Co.	3,198,731	94,299
	Bank of America Corp.	4,224,161	59,476
	U.S. Bancorp	1,479,349	36,999
	The Goldman Sachs Group, Inc.	372,649	31,448
	Citigroup Inc.	4,594,112	30,826
	Bank of New York Mellon Corp.	960,297	27,205
	MetLife, Inc.	668,339	23,298
	The Travelers Cos., Inc.	495,034	22,376
	AFLAC Inc.	396,892	18,194
	American Express Co.	971,445	18,020
	Merrill Lynch & Co., Inc.	1,347,119	15,680
	The Chubb Corp.	306,839	15,649
	The Allstate Corp.	451,851	14,803
	Morgan Stanley	922,433	14,796
	State Street Corp.	361,767	14,228
	PNC Financial Services Group	288,733	14,148
	BB&T Corp.	468,501	12,865
	Charles Schwab Corp.	777,141	12,566
	CME Group, Inc.	55,980	11,650
	Prudential Financial, Inc.	357,784	10,827
	Aon Corp.	232,664	10,628
	Capital One Financial Corp.	328,556	10,478
	Marsh & McLennan Cos., Inc.	431,339	10,469
	Wachovia Corp.	1,814,712	10,054
	Simon Property Group, Inc. REIT	188,569	10,019
	Northern Trust Corp.	185,217	9,657
	SunTrust Banks, Inc.	296,355	8,754
	Loews Corp.	301,955	8,530
	Progressive Corp. of Ohio	564,698	8,363
	Public Storage, Inc. REIT	104,934	8,342
	Franklin Resources Corp.	126,419	8,063
	T. Rowe Price Group Inc.	217,405	7,705
	Hudson City Bancorp, Inc.	435,435	6,950
	Vornado Realty Trust REIT	113,803	6,868
	Equity Residential REIT	225,420	6,722

	NYSE Euronext	222,880	6,102
	HCP, Inc. REIT	210,855	5,855
	Unum Group	295,306	5,493
	Boston Properties, Inc. REIT	98,718	5,429
*	IntercontinentalExchange Inc.	63,166	5,207
	People's United Financial Inc.	289,550	5,163
	The Principal Financial Group, Inc.	218,048	4,921
	Plum Creek Timber Co. Inc. REIT	139,644	4,851
	Regions Financial Corp.	589,232	4,690
	Invesco, Ltd.	322,713	4,660
	Ameriprise Financial, Inc.	182,888	4,272
	The Hartford Financial Services Group Inc.	252,450	4,145
	Lincoln National Corp.	217,100	4,090
	Fifth Third Bancorp	483,918	3,997
	Cincinnati Financial Corp.	134,569	3,912
	Avalonbay Communities, Inc. REIT	64,164	3,887
	Discover Financial Services	396,194	3,776
	M & T Bank Corp.	64,635	3,711
	American International Group, Inc.	2,240,611	3,518
	Torchmark Corp.	78,221	3,496
	Kimco Realty Corp. REIT	190,269	3,478
*	SLM Corp.	389,630	3,468
	KeyCorp	404,821	3,449
	Moody's Corp.	165,401	3,323
	Host Hotels & Resorts Inc. REIT	422,460	3,198
	National City Corp.	1,750,177	3,168
	ProLogis REIT	218,858	3,040
	Marshall & Ilsley Corp.	220,287	3,005
	Assurant, Inc.	99,367	2,981
*	Leucadia National Corp.	147,396	2,918
*	Nasdaq Stock Market Inc.	113,489	2,804
	Legg Mason Inc.	117,700	2,579
	Comerica, Inc.	126,388	2,509
	Huntington Bancshares Inc.	310,921	2,382
	Zions Bancorp	96,084	2,355
	First Horizon National Corp.	157,314	1,663
*	Sovereign Bancorp, Inc.	443,826	1,323
	Federated Investors, Inc.	72,072	1,222
	CIT Group Inc.	235,599	1,070
	Janus Capital Group Inc.	128,646	1,033
	Genworth Financial Inc.	358,735	1,015
	XL Capital Ltd. Class A	254,123	940
	Apartment Investment & Management Co. Class A REIT	81,407	940
	MBIA, Inc.	175,505	714
*	CB Richard Ellis Group, Inc.	151,363	654
	American Capital Ltd.	169,213	548
*	E*TRADE Financial Corp.	450,141	518
	Developers Diversified Realty Corp. REIT	105,068	513

			878,273
Health Care (11.6%)
	Johnson & Johnson	2,349,982	140,599

	Pfizer Inc.	5,691,502	100,796
	Abbott Laboratories	1,309,252	69,875
	Merck & Co., Inc.	1,806,458	54,916
*	Amgen Inc.	891,879	51,506
	Wyeth	1,122,836	42,118
*	Gilead Sciences, Inc.	775,603	39,664
	Bristol-Myers Squibb Co.	1,669,103	38,807
	Eli Lilly & Co.	843,280	33,959
	Medtronic, Inc.	943,774	29,653
	Baxter International, Inc.	530,333	28,421
	UnitedHealth Group Inc.	1,017,692	27,071
	Schering-Plough Corp.	1,365,626	23,257
*	Celgene Corp.	385,210	21,294
*	WellPoint Inc.	429,334	18,088
*	Medco Health Solutions, Inc.	422,546	17,709
	Covidien Ltd.	418,920	15,182
*	Genzyme Corp.	227,509	15,100
	Becton, Dickinson & Co.	203,935	13,947
*	Thermo Fisher Scientific, Inc.	351,629	11,980
*	Biogen Idec Inc.	245,056	11,672
*	Express Scripts Inc.	211,508	11,629
	Aetna Inc.	397,466	11,328
	Cardinal Health, Inc.	299,338	10,318
	Allergan, Inc.	255,027	10,283
*	Boston Scientific Corp.	1,245,451	9,640
*	St. Jude Medical, Inc.	286,823	9,454
	McKesson Corp.	231,247	8,956
	Stryker Corp.	205,913	8,226
*	Zimmer Holdings, Inc.	187,705	7,587
	C.R. Bard, Inc.	82,567	6,957
	Quest Diagnostics, Inc.	129,974	6,747
*	Forest Laboratories, Inc.	257,618	6,562
*	Laboratory Corp. of America Holdings	95,416	6,146
*	Humana Inc.	139,793	5,211
	AmerisourceBergen Corp.	133,890	4,774
*	Cephalon, Inc.	56,757	4,373
*	DaVita, Inc.	87,539	4,339
*	Intuitive Surgical, Inc.	32,179	4,086
	CIGNA Corp.	236,062	3,978
*	Varian Medical Systems, Inc.	104,169	3,650
	DENTSPLY International Inc.	124,081	3,504
*	Hospira, Inc.	126,806	3,401
*	Life Technologies Corp.	142,745	3,327
*	Waters Corp.	85,638	3,139
	IMS Health, Inc.	166,754	2,528
*	Mylan Inc.	254,166	2,514
*	Millipore Corp.	44,232	2,279
*	King Pharmaceuticals, Inc.	203,021	2,156
*	Watson Pharmaceuticals, Inc.	80,584	2,141
*	Coventry Health Care Inc.	127,094	1,891
*	Patterson Companies, Inc.	84,114	1,577
	PerkinElmer, Inc.	103,197	1,435

*	Tenet Healthcare Corp.	352,444	405

			980,155
Industrials (8.7%)
	General Electric Co.	8,867,671	143,656
	United Parcel Service, Inc.	850,172	46,896
	United Technologies Corp.	813,757	43,617
	3M Co.	590,092	33,954
	The Boeing Co.	620,339	26,470
	Emerson Electric Co.	649,454	23,777
	Lockheed Martin Corp.	282,238	23,731
	Caterpillar, Inc.	510,514	22,805
	Honeywell International Inc.	632,295	20,758
	Union Pacific Corp.	425,647	20,346
	General Dynamics Corp.	332,336	19,139
	Raytheon Co.	354,105	18,074
	Burlington Northern Santa Fe Corp.	236,522	17,907
	FedEx Corp.	259,789	16,666
	Norfolk Southern Corp.	313,275	14,740
	Waste Management, Inc.	418,126	13,857
	Deere & Co.	357,971	13,717
	Northrop Grumman Corp.	285,291	12,850
	Danaher Corp.	217,827	12,331
	Illinois Tool Works, Inc.	331,735	11,627
	CSX Corp.	341,311	11,082
	PACCAR, Inc.	302,033	8,638
	Tyco International, Ltd.	399,910	8,638
	C.H. Robinson Worldwide Inc.	144,033	7,926
	L-3 Communications Holdings, Inc.	103,010	7,600
	Precision Castparts Corp.	119,897	7,132
	ITT Industries, Inc.	149,792	6,889
	Eaton Corp.	136,974	6,809
	Fluor Corp.	149,874	6,725
	Republic Services, Inc. Class A	269,334	6,677
	Parker Hannifin Corp.	141,613	6,024
	Expeditors International of Washington, Inc.	175,306	5,832
	Rockwell Collins, Inc.	138,223	5,403
	Dover Corp.	161,399	5,313
	Southwest Airlines Co.	612,637	5,281
*	Jacobs Engineering Group Inc.	98,706	4,748
	Ingersoll-Rand Co.	266,697	4,627
	Pitney Bowes, Inc.	180,473	4,598
	Cummins Inc.	170,492	4,557
	W.W. Grainger, Inc.	57,244	4,513
	Cooper Industries, Inc. Class A	152,341	4,453
	Rockwell Automation, Inc.	124,819	4,024
	Goodrich Corp.	103,604	3,835
	Fastenal Co.	107,798	3,757
*	Stericycle, Inc.	71,300	3,713
	The Dun & Bradstreet Corp.	45,273	3,495
	Masco Corp.	312,104	3,474
	Equifax, Inc.	117,279	3,110
	Textron, Inc.	203,238	2,819

	Avery Dennison Corp.	85,261	2,791
	Pall Corp.	97,056	2,759
	Robert Half International, Inc.	132,055	2,749
	Cintas Corp.	109,034	2,533
	Flowserve Corp.	47,969	2,470
	R.R. Donnelley & Sons Co.	177,565	2,411
	Ryder System, Inc.	47,078	1,826
*	Monster Worldwide Inc.	102,047	1,234
	The Manitowoc Co., Inc.	104,048	901

			738,284
Information Technology (12.0%)
	Microsoft Corp.	6,470,099	125,779
	International Business Machines Corp.	1,140,214	95,960
*	Cisco Systems, Inc.	4,972,376	81,050
	Hewlett-Packard Co.	2,066,790	75,004
	Intel Corp.	4,735,770	69,426
*	Apple Inc.	750,085	64,020
*	Google Inc.	201,319	61,936
*	Oracle Corp.	3,302,122	58,547
	QUALCOMM Inc.	1,396,385	50,032
*	EMC Corp.	1,733,323	18,148
	Texas Instruments, Inc.	1,092,354	16,953
	Automatic Data Processing, Inc.	427,369	16,813
*	Dell Inc.	1,459,722	14,948
*	Yahoo! Inc.	1,160,298	14,156
*	eBay Inc.	918,058	12,816
	Corning, Inc.	1,321,163	12,591
	Applied Materials, Inc.	1,126,802	11,415
*	Symantec Corp.	702,390	9,496
*	Adobe Systems, Inc.	443,533	9,443
	Western Union Co.	606,937	8,703
	MasterCard, Inc. Class A	60,758	8,684
	Motorola, Inc.	1,879,483	8,326
*	Juniper Networks, Inc.	451,949	7,914
	Paychex, Inc.	275,137	7,231
	Tyco Electronics Ltd.	407,348	6,603
*	Intuit, Inc.	272,255	6,477
	CA, Inc.	334,985	6,207
*	Broadcom Corp.	364,477	6,185
	Xerox Corp.	764,913	6,096
*	Fiserv, Inc.	143,327	5,213
*	Agilent Technologies, Inc.	300,325	4,694
	Analog Devices, Inc.	246,537	4,689
*	McAfee Inc.	128,868	4,455
*	BMC Software, Inc.	165,242	4,447
*	Computer Sciences Corp.	126,048	4,429
*	Cognizant Technology Solutions Corp.	244,723	4,420
*	Electronic Arts Inc.	266,944	4,282
	Harris Corp.	112,488	4,280
	Altera Corp.	250,022	4,178
	Linear Technology Corp.	188,141	4,162
	Xilinx, Inc.	230,829	4,113

*	NetApp, Inc.	283,105	3,955
*	Affiliated Computer Services, Inc. Class A	82,379	3,785
*	NVIDIA Corp.	464,340	3,747
*	Autodesk, Inc.	187,665	3,688
*	Citrix Systems, Inc.	154,293	3,637
*	FLIR Systems, Inc.	116,931	3,587
	Amphenol Corp.	147,833	3,545
	KLA-Tencor Corp.	147,924	3,223
*	VeriSign, Inc.	162,382	3,098
	Microchip Technology, Inc.	155,759	3,042
*	salesforce.com, inc.	86,863	2,780
*	MEMC Electronic Materials, Inc.	186,924	2,669
*	Sun Microsystems, Inc.	667,173	2,549
	Fidelity National Information Services, Inc.	154,697	2,517
	Total System Services, Inc.	153,235	2,145
*	Teradata Corp.	141,255	2,095
*	Lexmark International, Inc.	77,777	2,092
*	Akamai Technologies, Inc.	134,561	2,031
*	SanDisk Corp.	183,959	1,766
*	LSI Corp.	531,623	1,749
*	QLogic Corp.	125,206	1,683
	National Semiconductor Corp.	165,841	1,670
	Molex, Inc.	113,597	1,646
*	Micron Technology, Inc.	599,703	1,583
*	Compuware Corp.	218,217	1,473
*	Tellabs, Inc.	343,968	1,417
*	Novellus Systems, Inc.	96,512	1,191
*	Novell, Inc.	275,590	1,072
*	Advanced Micro Devices, Inc.	491,554	1,062
	Jabil Circuit, Inc.	154,917	1,046
*	Convergys Corp.	112,062	718
*	Teradyne, Inc.	153,662	648
*	JDS Uniphase Corp.	161,708	590
*	Ciena Corp.	64,968	435

			1,018,255
Materials (2.3%)
	Monsanto Co.	460,060	32,365
	E.I. du Pont de Nemours & Co.	752,905	19,048
	Praxair, Inc.	267,761	15,894
	Newmont Mining Corp. (Holding Co.)	380,702	15,494
	Nucor Corp.	271,735	12,554
	Dow Chemical Co.	775,546	11,703
	Air Products & Chemicals, Inc.	176,286	8,862
	Freeport-McMoRan Copper & Gold, Inc. Class B	319,992	7,821
	Alcoa Inc.	680,811	7,666
	Rohm & Haas Co.	103,963	6,424
	Vulcan Materials Co.	90,872	6,323
	PPG Industries, Inc.	137,291	5,825
	Weyerhaeuser Co.	178,398	5,461
	Ecolab, Inc.	144,830	5,091
	Sigma-Aldrich Corp.	105,416	4,453

	International Paper Co.	359,214	4,239
*	Owens-Illinois, Inc.	140,644	3,844
	United States Steel Corp.	97,363	3,622
	Ball Corp.	79,071	3,288
*	Pactiv Corp.	107,997	2,687
	CF Industries Holdings, Inc.	47,047	2,313
	Eastman Chemical Co.	68,056	2,158
	Allegheny Technologies Inc.	81,556	2,082
	Bemis Co., Inc.	87,237	2,066
	International Flavors & Fragrances, Inc.	66,135	1,965
	Sealed Air Corp.	126,684	1,893
	MeadWestvaco Corp.	148,525	1,662
	AK Steel Holding Corp.	88,615	826
	Titanium Metals Corp.	72,106	635

			198,264
Telecommunication Services (3.0%)
	AT&T Inc.	4,975,101	141,790
	Verizon Communications Inc.	2,397,235	81,266
*	American Tower Corp. Class A	327,188	9,593
	Qwest Communications International Inc.	1,300,682	4,735
	Embarq Corp.	126,534	4,550
*	Sprint Nextel Corp.	2,363,625	4,326
	Windstream Corp.	385,633	3,548
	Frontier Communications Corp.	295,406	2,582
	CenturyTel, Inc.	86,904	2,375

			254,765
Utilities (3.3%)
	Exelon Corp.	555,696	30,902
	Southern Co.	652,412	24,139
	Dominion Resources, Inc.	485,199	17,390
	FPL Group, Inc.	341,612	17,193
	Duke Energy Corp.	1,055,006	15,836
	Entergy Corp.	161,262	13,406
	FirstEnergy Corp.	259,496	12,606
	Public Service Enterprise Group, Inc.	431,956	12,600
	PG&E Corp.	298,298	11,547
	American Electric Power Co., Inc.	338,714	11,272
	PPL Corp.	314,056	9,638
	Consolidated Edison Inc.	226,988	8,837
	Sempra Energy	207,273	8,836
	Edison International	270,203	8,679
	Progress Energy, Inc.	217,556	8,670
	Xcel Energy, Inc.	369,639	6,857
	Ameren Corp.	173,987	5,787
	DTE Energy Co.	143,098	5,104
	Allegheny Energy, Inc.	137,727	4,664
	Questar Corp.	140,840	4,604
*	AES Corp.	555,252	4,575
	Wisconsin Energy Corp.	97,594	4,097
	Constellation Energy Group, Inc.	149,171	3,743
	Equitable Resources, Inc.	109,834	3,685
	CenterPoint Energy Inc.	280,443	3,539

SCANA Corp.	98,968	3,523
Pepco Holdings, Inc.	170,838	3,034
Integrys Energy Group, Inc.	62,313	2,678
Pinnacle West Capital Corp.	81,090	2,606
NiSource, Inc.	224,485	2,463
TECO Energy, Inc.	172,964	2,136
CMS Energy Corp.	183,404	1,852
Nicor Inc.	33,136	1,151
*	Dynegy, Inc.	379,383	759
			278,408
Total Common Stocks (Cost $6,449,944)			6,644,329

	Coupon		Shares	Market Value ($000)
Temporary Cash Investments (22.1%)
Money Market Fund (15.5%)
[1,2]	Vanguard Market Liquidity Fund	1.378%	1,321,290,849	1,321,291

	Coupon		Maturity Date	Face Amount ($000)	Market Value ($000)
Commercial Paper (4.1%)
	Bank of Scotland PLC	0.380%	1/29/09	20,000	19,994
	Barclays US Funding LLC	1.050%	1/5/09	20,000	19,998
	Barclays US Funding LLC	1.798%	1/12/09	20,000	19,989
	BNP Paribas Finance Inc.	1.337%	1/8/09	20,000	19,995
	BNP Paribas Finance Inc.	0.340%	1/16/09	20,000	19,997
	Citigroup Funding Inc.	0.250%	1/12/09	30,000	29,998
	Citigroup Funding Inc.	0.150%	1/21/09	30,000	29,997
	ING (U.S.) Funding LLC	0.290%	1/23/09	25,000	24,996
	Intesa Funding LLC	0.390%	1/2/09	20,000	20,000
	Intesa Funding LLC	0.480%	1/12/09	20,000	19,997
	Nordea North America Inc.	0.250%	1/15/09	20,000	19,997
	Nordea North America Inc.	0.240%	1/29/09	20,000	19,996
	Societe Generale N.A. Inc.	1.020%	1/8/09	20,000	19,996
	Societe Generale N.A. Inc.	0.460%	1/15/09	20,000	19,996
	Toyota Motor Credit Corp.	0.901%	1/16/09	20,000	19,998
	Toyota Motor Credit Corp.	0.550%	2/2/09	20,000	19,991

					344,935
U.S. Agency Obligation (2.5%)
[3]	U.S. Treasury Bill	0.275%	6/18/09	212,150	212,031
Total Temporary Cash Investments (Cost $1,878,099)					1,878,257
Total Investments (100.4%) (Cost $8,328,043)					8,522,586
[2] Other Assets and Liabilities-Net (-0.4%)					(31,966)
Net Assets (100%)					8,490,620

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $7,628,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $8,684,000 of collateral received for securities on loan.
3	Securities with a value of $212,031,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Asset Allocation Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At December 31, 2008, the cost of investment securities for tax purposes was $8,328,043,000. Net unrealized appreciation of investment securities for tax purposes was $194,543,000, consisting of unrealized gains of $1,683,812,000 on securities that had risen in value since their purchase and $1,489,269,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.3% and 0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	38,190	1,718,741	13,580
S&P 500 Index	666	149,867	1,243

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	7,965,620	14,823
Level 2- Other significant observable inputs	556,966	-
Level 3- Significant unobservable inputs	-	-
Total	8,522,586	14,823

Vanguard U.S. Value Fund

Schedule of Investments

As of December 31, 2008

		Shares	Market Value ($000)
Common Stocks (96.5%)
Consumer Discretionary (7.0%)
	Time Warner, Inc.	845,550	8,506
	Home Depot, Inc.	123,100	2,834
	Comcast Corp. Class A	158,500	2,675
	The Walt Disney Co.	111,600	2,532
	Family Dollar Stores, Inc.	93,431	2,436
	Lowe's Cos., Inc.	109,400	2,354
*	Rent-A-Center, Inc.	78,000	1,377
	Limited Brands, Inc.	106,410	1,068
	RadioShack Corp.	81,450	973
	The Gap, Inc.	43,850	587
*	Helen of Troy Ltd.	29,930	520
	Signet Jewelers Ltd.	57,900	502
	News Corp., Class A	55,000	500
	Bob Evans Farms, Inc.	24,145	493
	Cablevision Systems NY Group Class A	28,800	485
	Hasbro, Inc.	15,030	438
	Barnes & Noble, Inc.	27,700	416
*	JAKKS Pacific, Inc.	19,680	406
	Black & Decker Corp.	9,400	393
	Pulte Homes, Inc.	35,300	386
	McDonald's Corp.	5,900	367
*	The Children's Place Retail Stores, Inc.	15,193	329
	VF Corp.	5,800	318
*	Jarden Corp.	27,370	315
*	Fuel Systems Solutions, Inc.	9,400	308
	Omnicom Group Inc.	11,300	304
*	CEC Entertainment Inc.	11,500	279
*,^	Jos. A. Bank Clothiers, Inc.	9,700	254
	Finish Line, Inc.	45,000	252
	Fred's, Inc.	23,410	252
*	AutoZone Inc.	1,700	237
	Autoliv, Inc.	10,800	232
*	Expedia, Inc.	27,801	229
*	Steven Madden, Ltd.	10,423	222
	Genesco, Inc.	13,100	222
	National Presto Industries, Inc.	2,870	221
*	Jo-Ann Stores, Inc.	11,890	184
*	Interpublic Group of Cos., Inc.	46,100	183
	Regis Corp.	12,439	181
	Jones Apparel Group, Inc.	27,600	162
*,^	Cabela's Inc.	26,700	156
*	The Gymboree Corp.	5,895	154
	Cracker Barrel Old Country Store Inc.	7,283	150
	The McGraw-Hill Cos., Inc.	5,800	135
*	AnnTaylor Stores Corp.	22,750	131

	American Greetings Corp. Class A	16,300	123
*	Steinway Musical Instruments Inc.	6,600	116
	Fisher Communications, Inc.	4,900	101
	Carnival Corp.	3,900	95
	Service Corp. International	18,400	91
	CSS Industries, Inc.	4,130	73
*	Conn's, Inc.	8,520	72
	Polaris Industries, Inc.	2,520	72
*	Zale Corp.	20,170	67
	Systemax Inc.	5,970	64
*	Stoneridge, Inc.	13,300	61
*	Bluegreen Corp.	19,300	60
*	REX Stores Corp.	7,400	60
*	99 Cents Only Stores	4,920	54
	Big 5 Sporting Goods Corp.	8,451	44
	Group 1 Automotive, Inc.	4,000	43
	Harte-Hanks, Inc.	6,790	42
	ArvinMeritor, Inc.	14,800	42
	Oxford Industries, Inc.	2,900	25
*	Lear Corp.	12,500	18
*	Domino's Pizza, Inc.	3,280	15
*	Build-A-Bear-Workshop, Inc.	2,400	12
*	Tween Brands, Inc.	1,000	4
*	Einstein Noah Restaurant Group Inc.	700	4

			37,016
Consumer Staples (8.1%)
	The Procter & Gamble Co.	155,049	9,585
	Archer-Daniels-Midland Co.	172,160	4,963
	Sara Lee Corp.	344,950	3,377
	Kraft Foods Inc.	116,118	3,118
	ConAgra Foods, Inc.	182,250	3,007
	J.M. Smucker Co.	55,610	2,411
	The Coca-Cola Co.	44,900	2,033
	Bunge Ltd.	34,918	1,808
	Wal-Mart Stores, Inc.	28,710	1,610
	CVS Caremark Corp.	44,831	1,288
	Kellogg Co.	25,000	1,096
	Corn Products International, Inc.	29,585	854
	Altria Group, Inc.	54,600	822
	The Pepsi Bottling Group, Inc.	35,500	799
	General Mills, Inc.	11,900	723
	The Kroger Co.	23,500	621
	Safeway, Inc.	22,900	544
	H.J. Heinz Co.	12,200	459
	Molson Coors Brewing Co. Class B	8,300	406
*	Dr. Pepper Snapple Group, Inc.	24,700	401
	Cal-Maine Foods, Inc.	12,400	356
*	Fresh Del Monte Produce Inc.	15,600	350
*	NBTY, Inc.	18,300	286
*	The Pantry, Inc.	12,500	268
	Kimberly-Clark Corp.	4,900	258
*	Winn-Dixie Stores, Inc.	15,400	248

*	Elizabeth Arden, Inc.	18,300	231
*	Ralcorp Holdings, Inc.	2,483	145
	Ingles Markets, Inc.	8,100	143
	Nash-Finch Co.	2,939	132
*	Prestige Brands Holdings Inc.	11,800	125
	Inter Parfums, Inc.	9,670	74
*	Omega Protein Corp.	14,600	59
	B&G Foods Inc.	4,150	22
	PepsiCo, Inc.	300	16
	Alberto-Culver Co.	100	2

			42,640
Energy (16.7%)
	ExxonMobil Corp.	426,100	34,015
	ConocoPhillips Co.	314,570	16,295
	Chevron Corp.	171,830	12,710
	El Paso Corp.	336,372	2,634
	Marathon Oil Corp.	92,960	2,543
	Devon Energy Corp.	34,140	2,243
	Apache Corp.	25,300	1,886
*	Newfield Exploration Co.	75,338	1,488
	Tidewater Inc.	35,223	1,418
	Helmerich & Payne, Inc.	61,467	1,398
*	SEACOR Holdings Inc.	18,600	1,240
	Sunoco, Inc.	28,290	1,229
	Overseas Shipholding Group Inc.	23,263	980
	Rowan Cos., Inc.	48,970	779
*	Pride International, Inc.	48,700	778
	Anadarko Petroleum Corp.	18,900	729
	ENSCO International, Inc.	24,383	692
	Chesapeake Energy Corp.	42,400	686
*	Forest Oil Corp.	40,710	671
*	Swift Energy Co.	32,700	550
	XTO Energy, Inc.	11,400	402
	Noble Energy, Inc.	6,800	335
*	Unit Corp.	10,360	277
*	Oil States International, Inc.	12,600	235
	EOG Resources, Inc.	3,500	233
	Cimarex Energy Co.	8,600	230
*	Hornbeck Offshore Services, Inc.	14,058	230
*	Stone Energy Corp.	20,520	226
	Valero Energy Corp.	9,000	195
*	Mariner Energy Inc.	18,880	193
*	Gulfmark Offshore, Inc.	6,240	148
*	Plains Exploration & Production Co.	6,100	142
*	Complete Production Services, Inc.	11,400	93
*	Bristow Group, Inc.	3,300	88
*	Pioneer Drilling Co.	15,210	85
*	Allis-Chalmers Energy Inc.	9,394	52
*	USEC Inc.	11,060	50
*	Callon Petroleum Co.	15,937	41
	Spectra Energy Corp.	2,500	39

			88,258

Financials (21.2%)
	JPMorgan Chase & Co.	469,691	14,809
	Wells Fargo & Co.	438,295	12,921
	The Travelers Cos., Inc.	207,125	9,362
	U.S. Bancorp	310,000	7,753
	Bank of America Corp.	363,946	5,124
	State Street Corp.	115,101	4,527
	The Goldman Sachs Group, Inc.	52,427	4,424
	Unum Group	223,089	4,149
	Prudential Financial, Inc.	107,820	3,263
	Citigroup Inc.	396,000	2,657
	Bank of New York Mellon Corp.	88,210	2,499
	Huntington Bancshares Inc.	291,313	2,232
	Regions Financial Corp.	267,643	2,130
	Platinum Underwriters Holdings, Ltd.	55,830	2,014
	Hudson City Bancorp, Inc.	121,824	1,944
	Aspen Insurance Holdings Ltd.	74,445	1,805
*	Knight Capital Group, Inc. Class A	80,700	1,303
	Hospitality Properties Trust REIT	75,200	1,118
	PartnerRe Ltd.	15,600	1,112
*	Reinsurance Group of America, Inc.	24,214	1,037
	BB&T Corp.	36,400	1,000
	The Chubb Corp.	18,600	949
	PNC Financial Services Group	18,750	919
	Endurance Specialty Holdings Ltd.	27,264	832
	Aon Corp.	16,440	751
	Ameriprise Financial, Inc.	32,078	749
	Morgan Stanley	43,400	696
	Allied World Assurance Holdings, Ltd.	15,700	637
	SunTrust Banks, Inc.	19,800	585
	Everest Re Group, Ltd.	6,935	528
	Capital One Financial Corp.	16,500	526
	Lincoln National Corp.	27,700	522
*	Ocwen Financial Corp.	50,590	464
	Merrill Lynch & Co., Inc.	39,361	458
	First Citizens BancShares Class A	2,967	453
	Discover Financial Services	46,900	447
	Annaly Capital Management Inc. REIT	28,000	444
	Loews Corp.	15,500	438
	Cullen/Frost Bankers, Inc.	8,600	436
	The Allstate Corp.	12,700	416
	Marshall & Ilsley Corp.	30,300	413
	IPC Holdings Ltd.	13,800	413
	Bank of Hawaii Corp.	9,100	411
	MetLife, Inc.	11,747	410
	FirstMerit Corp.	19,100	393
	Northern Trust Corp.	7,500	391
*	Crawford & Co. Class B	26,763	389
	American Financial Group, Inc.	16,030	367
*	PMA Capital Corp. Class A	51,800	367
*	Amerisafe Inc.	17,700	363
	International Bancshares Corp.	16,600	362

	HCP, Inc. REIT	11,200	311
*	Arch Capital Group Ltd.	4,430	311
	Entertainment Properties Trust REIT	10,260	306
	TriCo Bancshares	12,200	305
	BOK Financial Corp.	7,500	303
	CBL & Associates Properties, Inc. REIT	42,992	279
	Raymond James Financial, Inc.	16,000	274
	Equity Residential REIT	8,800	262
	Public Storage, Inc. REIT	3,300	262
	Host Hotels & Resorts Inc. REIT	34,600	262
	Senior Housing Properties Trust REIT	13,000	233
	Highwood Properties, Inc. REIT	8,300	227
	Berkshire Hills Bancorp, Inc.	7,300	225
	Wachovia Corp.	40,400	224
	Healthcare Realty Trust Inc. REIT	9,400	221
	Corporate Office Properties Trust, Inc. REIT	7,000	215
	OceanFirst Financial Corp.	12,820	213
	Liberty Property Trust REIT	9,200	210
	Banco Latinoamericano de Exportaciones, SA	13,810	198
	Oriental Financial Group Inc.	31,700	192
	Cedar Shopping Centers, Inc. REIT	26,700	189
	Sun Communities, Inc. REIT	13,400	188
	Washington REIT	6,600	187
	ProLogis REIT	13,400	186
	Fifth Third Bancorp	22,500	186
	Commerce Bancshares, Inc.	4,200	185
	Douglas Emmett, Inc. REIT	14,000	183
	Extra Space Storage Inc. REIT	17,300	179
	National City Corp.	92,000	167
	Suffolk Bancorp	4,500	162
*	Seabright Insurance Holdings, Inc.	13,150	154
*	The St. Joe Co.	6,100	148
	First Financial Holdings, Inc.	7,250	147
	Mission West Properties Inc. REIT	17,198	132
*	American Safety Insurance Holdings, Ltd.	9,400	124
	Vornado Realty Trust REIT	1,800	109
	Prospect Energy Corp.	8,400	101
	U-Store-It Trust REIT	20,700	92
*	Encore Capital Group, Inc.	12,500	90
	First Industrial Realty Trust REIT	11,300	85
	Plum Creek Timber Co. Inc. REIT	2,300	80
*	Argo Group International Holdings	2,250	76
	Ramco-Gershenson Properties Trust REIT	11,763	73
*	Penson Worldwide, Inc.	8,900	68
	Alexandria Real Estate Equities, Inc. REIT	1,100	66
	First Bancorp, Inc.	3,230	64
	Bank Mutual Corp.	5,500	64
	National Retail Properties REIT	3,630	62
	Marsh & McLennan Cos., Inc.	2,500	61
	One Liberty Properties, Inc. REIT	6,700	59
	Associated Estates Realty Corp. REIT	6,400	58

	Duke Realty Corp. REIT	5,300	58
	Hersha Hospitality Trust REIT	19,160	58
	WSFS Financial Corp.	1,120	54
	Boston Properties, Inc. REIT	900	50
	First Place Financial Corp.	10,990	42
	DuPont Fabros Technology Inc. REIT	13,500	28
	Home Properties, Inc. REIT	500	20
*	CB Richard Ellis Group, Inc.	2,660	12

			111,792
Health Care (13.3%)
	Pfizer Inc.	1,166,832	20,665
*	Amgen Inc.	224,400	12,959
	Johnson & Johnson	164,400	9,836
	Wyeth	97,790	3,668
*	Forest Laboratories, Inc.	136,600	3,479
	Merck & Co., Inc.	104,801	3,186
	Eli Lilly & Co.	59,500	2,396
*	King Pharmaceuticals, Inc.	159,630	1,695
*	Humana Inc.	41,460	1,546
*	Life Technologies Corp.	48,666	1,134
*	Watson Pharmaceuticals, Inc.	34,997	930
	Teleflex Inc.	16,100	807
	Covidien Ltd.	20,300	736
	Omnicare, Inc.	21,700	602
*	AMERIGROUP Corp.	20,270	598
*	CONMED Corp.	21,505	515
	UnitedHealth Group Inc.	18,600	495
*	WellPoint Inc.	11,077	467
	McKesson Corp.	11,200	434
	AmerisourceBergen Corp.	11,700	417
*	DaVita, Inc.	7,300	362
*	Biogen Idec Inc.	7,000	334
	Invacare Corp.	17,722	275
*	ViroPharma Inc.	18,800	245
*	Express Scripts Inc.	4,400	242
*	Community Health Systems, Inc.	15,500	226
*	Emergent BioSolutions Inc.	8,000	209
*	Boston Scientific Corp.	25,960	201
*	LifePoint Hospitals, Inc.	8,100	185
*	Health Net Inc.	16,910	184
*	Kindred Healthcare, Inc.	13,843	180
*	RehabCare Group, Inc.	10,920	166
*	Thermo Fisher Scientific, Inc.	4,200	143
	Bristol-Myers Squibb Co.	6,100	142
*	Cantel Medical Corp.	8,944	131
*	Cardiac Science Corp.	16,300	122
	PerkinElmer, Inc.	5,990	83
	Quest Diagnostics, Inc.	1,200	62
*	Maxygen Inc.	6,882	61
*	Par Pharmaceutical Cos. Inc.	2,830	38

			70,156

Industrials (8.4%)
	General Electric Co.	838,390	13,582
	Norfolk Southern Corp.	122,692	5,773
	General Dynamics Corp.	53,090	3,057
	L-3 Communications Holdings, Inc.	23,700	1,749
	The Timken Co.	78,400	1,539
	Ryder System, Inc.	36,800	1,427
	FedEx Corp.	19,600	1,257
	Trinity Industries, Inc.	69,400	1,094
*	EMCOR Group, Inc.	47,100	1,056
	Skywest, Inc.	45,500	846
	Waste Management, Inc.	21,800	722
*	United Rentals, Inc.	77,300	705
	Manpower Inc.	18,600	632
	Raytheon Co.	11,800	602
	United Technologies Corp.	10,200	547
	Northrop Grumman Corp.	11,500	518
	Republic Services, Inc. Class A	20,160	500
	Granite Construction Co.	11,130	489
*	Alliant Techsystems, Inc.	4,800	412
*	Republic Airways Holdings Inc.	37,900	404
*	Perini Corp.	16,960	397
	Flowserve Corp.	7,500	386
*	AGCO Corp.	14,500	342
*	EnPro Industries, Inc.	15,820	341
	Illinois Tool Works, Inc.	9,600	337
	Deluxe Corp.	21,600	323
*	GrafTech International Ltd.	37,400	311
	Armstrong Worldwide Industries, Inc.	14,040	304
	Comfort Systems USA, Inc.	27,480	293
	KBR Inc.	17,880	272
*	Aecom Technology Corp.	8,600	264
*	Beacon Roofing Supply, Inc.	17,498	243
	Gibraltar Industries Inc.	18,800	225
*	NCI Building Systems, Inc.	13,700	223
	Insteel Industries, Inc.	18,200	206
	Kelly Services, Inc. Class A	14,500	189
*	WESCO International, Inc.	8,700	167
*	Old Dominion Freight Line, Inc.	5,600	159
*	Esterline Technologies Corp.	4,200	159
*	On Assignment, Inc.	27,900	158
	Standex International Corp.	7,200	143
*	ICF International, Inc.	5,500	135
	Aircastle Ltd.	28,092	134
	CSX Corp.	4,000	130
	Pacer International, Inc.	11,565	121
*	Saia, Inc.	10,900	118
*	TBS International Ltd.	11,200	112
*	Force Protection, Inc.	18,410	110
*	Michael Baker Corp.	2,579	95
	Steelcase Inc.	16,900	95
*	M&F Worldwide Corp.	6,000	93

	NACCO Industries, Inc. Class A	2,336	87
*	Volt Information Sciences Inc.	11,800	85
*	Columbus McKinnon Corp.	6,060	83
*	ATC Technology Corp.	5,120	75
*	H&E Equipment Services, Inc.	9,340	72
*	Trex Co., Inc.	4,200	69
*	Kforce Inc.	6,448	50
*	Hurco Cos., Inc.	3,800	46
*	Park-Ohio Holdings Corp.	7,200	44
	Ampco-Pittsburgh Corp.	1,530	33
*	Cornell Cos., Inc.	900	17
	Twin Disc, Inc.	2,251	16
*	Dynamex Inc.	600	9
	Textainer Group Holdings Ltd.	590	6
*	CAI International Inc.	1,900	6
	Apogee Enterprises, Inc.	500	5

			44,199
Information Technology (4.7%)
*	Symantec Corp.	456,100	6,167
*	Computer Sciences Corp.	106,600	3,746
	CA, Inc.	140,500	2,604
*	Lexmark International, Inc.	59,500	1,601
*	CACI International, Inc.	16,200	730
*	Arris Group Inc.	83,200	661
*	Convergys Corp.	93,300	598
	Intel Corp.	36,000	528
*	Avocent Corp.	27,812	498
*	Skyworks Solutions, Inc.	86,200	478
	Fair Isaac, Inc.	26,405	445
*	QLogic Corp.	30,300	407
	Black Box Corp.	15,213	397
*	Integrated Device Technology Inc.	62,934	353
*	Compuware Corp.	51,800	350
*	Coherent, Inc.	16,100	346
*	TriQuint Semiconductor, Inc.	96,300	331
	Diebold, Inc.	11,100	312
	United Online, Inc.	50,600	307
*	Multi-Fineline Electronix, Inc.	24,500	286
*	CSG Systems International, Inc.	15,906	278
*	JDA Software Group, Inc.	20,900	274
*	Sybase, Inc.	9,100	225
	MAXIMUS, Inc.	6,248	219
*	Ciber, Inc.	44,673	215
*	Brocade Communications Systems, Inc.	68,100	191
*	Fairchild Semiconductor International, Inc.	37,650	184
*	Western Digital Corp.	15,700	180
	International Business Machines Corp.	2,000	168
*	Novell, Inc.	39,400	153
	IXYS Corp.	16,721	138
	Hewlett-Packard Co.	3,600	131
*	SYNNEX Corp.	11,000	125
*	Ceva, Inc.	17,300	121

*	Adaptec, Inc.	34,927	115
*	Ness Technologies Inc.	26,500	113
*	Digi International, Inc.	11,560	94
*	Measurement Specialties, Inc.	11,990	83
*	Tekelec	5,571	74
*	infoGROUP, Inc.	15,400	73
*	Quest Software, Inc.	5,790	73
*	Parametric Technology Corp.	4,900	62
*	Tech Data Corp.	3,300	59
*	SAIC, Inc.	3,000	58
*	Cirrus Logic, Inc.	17,000	46
*	EMC Corp.	4,200	44
*	Wright Express Corp.	1,970	25
*	Amkor Technology, Inc.	11,300	25

			24,691
Materials (2.0%)
	PPG Industries, Inc.	48,510	2,058
	Olin Corp.	75,300	1,361
	E.I. du Pont de Nemours & Co.	44,600	1,128
	Compass Minerals International, Inc.	16,794	985
	Rock-Tenn Co.	16,100	550
	Innophos Holdings Inc.	21,355	423
	FMC Corp.	8,900	398
	Schnitzer Steel Industries, Inc. Class A	10,200	384
	Nucor Corp.	8,000	370
	Dow Chemical Co.	23,100	349
	Eastman Chemical Co.	10,900	346
	United States Steel Corp.	9,100	339
*	Buckeye Technology, Inc.	87,741	319
	Koppers Holdings, Inc.	11,900	257
	Freeport-McMoRan Copper & Gold, Inc. Class B	10,200	249
	Celanese Corp. Series A	20,000	249
	Stepan Co.	4,730	222
	Schweitzer-Mauduit International, Inc.	9,825	197
	International Paper Co.	8,600	102
	The Mosaic Co.	1,700	59
	Olympic Steel, Inc.	2,600	53
	Innospec, Inc.	7,800	46

			10,444
Telecommunication Services (7.2%)
	Verizon Communications Inc.	534,302	18,113
	AT&T Inc.	496,490	14,150
	Embarq Corp.	94,849	3,411
	CenturyTel, Inc.	70,400	1,924
	Windstream Corp.	32,392	298
*	Sprint Nextel Corp.	34,800	64
*	Centennial Communications Corp. Class A	400	3

			37,963
Utilities (7.9%)
	PG&E Corp.	187,200	7,247

	Xcel Energy, Inc.	214,069	3,971
	Edison International	122,821	3,945
	MDU Resources Group, Inc.	126,504	2,730
	Alliant Energy Corp.	85,300	2,489
	Pepco Holdings, Inc.	126,852	2,253
	Southern Co.	59,400	2,198
	CMS Energy Corp.	176,800	1,786
	NiSource, Inc.	151,010	1,657
*	NRG Energy, Inc.	64,290	1,500
	Pinnacle West Capital Corp.	37,790	1,214
	IDACORP, Inc.	28,190	830
*	Mirant Corp.	43,400	819
	FPL Group, Inc.	16,100	810
	American Electric Power Co., Inc.	23,900	795
	Sempra Energy	15,524	662
	UniSource Energy Corp.	19,280	566
	Dominion Resources, Inc.	15,440	553
	NorthWestern Corp.	20,810	488
	Questar Corp.	14,500	474
	Duke Energy Corp.	29,600	444
	Entergy Corp.	5,300	441
	Black Hills Corp.	15,770	425
	Portland General Electric Co.	21,700	422
	Exelon Corp.	7,400	412
	Atmos Energy Corp.	15,800	374
	SCANA Corp.	10,000	356
	CenterPoint Energy Inc.	27,300	345
	Vectren Corp.	13,700	343
	ONEOK, Inc.	9,200	268
	UGI Corp. Holding Co.	9,300	227
	NV Energy Inc.	21,860	216
	FirstEnergy Corp.	4,200	204
	Consolidated Edison Inc.	800	31
	Progress Energy, Inc.	600	24

			41,519
Total Common Stocks (Cost $665,628)			508,678

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (2.3%)
Money Market Fund (1.6%)
[1,2]	Vanguard Market Liquidity Fund	1.378%		8,057,904	8,058
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Agency Obligations (0.7%)
[3,4]	Federal Home Loan Bank	2.571%	2/17/09	500	500
[3,4]	Federal Home Loan Mortgage Corp.	1.204%	2/23/09	2,200	2,199
[3,4]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	100	100
[3,4]	Federal National Mortgage Assn.	2.289%	2/24/09	1,000	1,000
					3,799
Total Temporary Cash Investments (Cost $11,849)					11,857
Total Investments (98.8%) (Cost $677,477)					520,535
[2] Other Assets and Liabilities-Net (1.2%)					6,390
Net Assets (100%)					526,925

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $209,000.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $212,000 of collateral received for securities on loan.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
4	Securities with a value of $3,799,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2008, the cost of investment securities for tax purposes was $677,477,000. Net unrealized depreciation of investment securities for tax purposes was $156,942,000, consisting of unrealized gains of $22,342,000 on securities that had risen in value since their purchase and $179,284,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -1.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	318	14,312	202
S&P 500 Index	17	3,825	208
E-mini Russell 2000 Index	1	50	6

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	516,736	416
Level 2- Other significant observable inputs	3,799	-
Level 3- Significant unobservable inputs	-	-
Total	520,535	416

Vanguard Capital Value Fund

Schedule of Investments

As of December 31, 2008

		Shares	Market Value ($000)
Common Stocks (100.5%)
Consumer Discretionary (8.9%)
*,1	Buck Holdings, LP, Private Placement Shares	4,130,622	4,420
	Comcast Corp. Class A	238,530	4,026
	Nordstrom, Inc.	283,600	3,775
*,^	Focus Media Holding Ltd. ADR	314,550	2,859
*	GameStop Corp. Class A	110,390	2,391
*	Big Lots Inc.	154,640	2,241
	Ctrip.com International Ltd. ADR	54,210	1,290
*	Dick's Sporting Goods, Inc.	88,160	1,244
	Staples, Inc.	68,900	1,235
	Limited Brands, Inc.	117,840	1,183

			24,664
Consumer Staples (0.7%)
	Chaoda Modern Agriculture Holdings Ltd.	2,303,876	1,481
*	Marine Harvest	2,525,350	389
*	Cosan Ltd.	40,000	138

			2,008
Energy (13.8%)
	Petroleo Brasileiro SA ADR	247,400	6,059
	Suncor Energy, Inc.	295,840	5,769
	Hess Corp.	93,900	5,037
	CONSOL Energy, Inc.	134,220	3,836
*	National Oilwell Varco Inc.	149,900	3,663
	OAO Gazprom-Sponsored ADR	244,850	3,528
^	Cameco Corp.	151,570	2,615
*	Weatherford International Ltd.	234,700	2,539
	Marathon Oil Corp.	66,890	1,830
	Chesapeake Energy Corp.	102,800	1,662
	Baker Hughes Inc.	49,820	1,598

			38,136
Financials (19.5%)
	The Goldman Sachs Group, Inc.	95,300	8,042
	The Hartford Financial Services Group Inc.	480,730	7,894
	Wells Fargo & Co.	236,910	6,984
	Standard Chartered PLC	445,801	5,789
*,2	Solar Cayman Ltd. 144A Private Placement	370,800	4,828
	Citigroup Inc.	656,660	4,406
	JPMorgan Chase & Co.	131,210	4,137
	State Street Corp.	87,760	3,452
	Julius Baer Holding, Ltd.	87,900	3,398
	Moody's Corp.	155,300	3,120
	Bank of America Corp.	127,967	1,802

			53,852

Health Care (12.4%)
*	Elan Corp. PLC ADR	1,763,830	10,583
*,1	Impax Laboratories, Inc.	829,200	6,634
*	Intuitive Surgical, Inc.	27,560	3,500
	China Medical Technologies, Inc. ADR	149,400	3,027
	UCB SA	82,180	2,694
	Wyeth	61,210	2,296
*	Charles River Laboratories, Inc.	86,800	2,274
*	Novavax Inc. Private Placement	803,700	1,519
	Schering-Plough Corp.	77,290	1,316
*	Novavax, Inc.	257,600	487

			34,330
Industrials (22.0%)
*	Delta Air Lines Inc.	1,382,145	15,839
*	SunPower Corp. Class B	318,550	9,697
*	First Solar, Inc.	57,380	7,916
*	Vestas Wind Systems A/S	79,030	4,675
	Cummins Inc.	162,000	4,330
	Ingersoll-Rand Co.	187,500	3,253
	Mitsui & Co., Ltd.	286,710	2,945
	Deere & Co.	72,000	2,759
	Eaton Corp.	54,500	2,709
*	Monster Worldwide Inc.	187,200	2,263
*	Hansen Transmissions	1,313,300	2,208
*	Siemens AG	20,090	1,522
	FedEx Corp.	7,340	471

			60,587
Information Technology (11.4%)
*	Research In Motion Ltd.	153,400	6,225
*	Electronic Arts Inc.	343,590	5,511
*	Cisco Systems, Inc.	284,910	4,644
	Maxim Integrated Products, Inc.	266,630	3,045
	Western Union Co.	206,800	2,966
*	Google Inc.	8,890	2,735
*	Equinix, Inc.	50,330	2,677
*	Marvell Technology Group Ltd.	302,350	2,017
	Seagate Technology	341,190	1,511

			31,331
Materials (8.1%)
	Potash Corp. of Saskatchewan, Inc.	110,430	8,086
	The Mosaic Co.	164,700	5,699
	Freeport-McMoRan Copper & Gold, Inc. Class B	157,650	3,853
	Companhia Vale do Rio Doce ADR	221,050	2,677
	Cliffs Natural Resources Inc.	76,200	1,951

			22,266
Telecommunication Services (3.1%)
*	MetroPCS Communications Inc.	580,470	8,620

Utilities (0.6%)
*	AES Corp.	187,800	1,547

Total Common Stocks (Cost $334,764)	277,341

Temporary Cash Investments (1.7%)
		Coupon		Shares	Market Value ($000)
Money Market Fund (1.4%)
[3,4]	Vanguard Market Liquidity Fund	1.378%		4,060,800	4,061
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (0.3%)
	Deutsche Bank Securites, Inc. (Dated 12/31/08, Repurchase Value $800,000, collateralized by Federal Home Loan Mortgage Corp. 7.000%, 8/01/38)	0.100%	1/2/09	800	800
Total Temporary Cash Investments(Cost $4,861)				4,861
Total Investments (102.2%) (Cost $339,625)				282,202
[3] Other Assets and Liabilities-Net (-2.2%)				(6,201)
Net Assets (100%)				276,001

*				Non-income-producing security.
^				Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,968,000.
1				Restricted securities represent 4.0% of net assets.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the value of this security represented 1.7% of net assets.

3				Includes $4,061,000 of collateral received for securities on loan.
4				Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m.., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At December 31, 2008, the cost of investment securities for tax purposes was $339,625,000. Net unrealized depreciation of investment securities for tax purposes was $57,423,000, consisting of unrealized gains of $12,735,000 on securities that had risen in value since their purchase and $70,158,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments In Securities ($000)
Level 1- Quoted prices	236,895
Level 2- Other significant observable inputs	29,425
Level 3- Significant unobservable inputs	15,882
Total	282,202

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended December 31, 2008:

Amount valued based on Level 3 Inputs	Investments in Securities ($000)
Balance as of September 30, 2008	16,637
Change in Unrealized Appreciation (Depreciation)	(755)
Balance as of December 31, 2008	15,882

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	February 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	February 13, 2009

VANGUARD MALVERN FUNDS

BY:	/s/THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date:	February 13, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.